Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Schedule of Trade and Other Receivables	Trade and other receivables as of December 31, 2024 and 2025, are as follows

	December 31, 2024
(In millions of Korean won)	Total amounts	Provision for impairment	Present value discount	Carrying amount
Current assets
Trade receivables	₩ 3,309,177	(378,327)	(9,011)	2,921,839
Other receivables	3,335,066	(107,653)	(1,796)	3,225,617
Total	6,644,243	(485,980)	(10,807)	6,147,456
Non-current assets
Trade receivables	260,154	(1,299)	(14,977)	243,878
Other receivables	1,405,923	(96,941)	(12,133)	1,296,849
Total	₩ 1,666,077	(98,240)	(27,110)	1,540,727

	December 31, 2025
(In millions of Korean won)	Total amounts	Provision for impairment	Present value discount	Carrying amount
Current assets
Trade receivables	₩ 3,331,715	(385,739)	(7,959)	2,938,017
Other receivables	3,014,911	(104,747)	(3,032)	2,907,132
Total	6,346,626	(490,486)	(10,991)	5,845,149
Non-current assets
Trade receivables	330,619	(1,290)	(15,703)	313,626
Other receivables	1,850,564	(86,270)	(8,781)	1,755,513
Total	₩ 2,181,183	(87,560)	(24,484)	2,069,139

Schedule of Changes in Provision for Impairment	Details of changes in provisions for impairment the years ended December 31, 2024 and 2025, are as follows:

	2024		2025
(in millions of Korean won)	Trade receivables	Other receivables	Trade receivables	Other receivables
Beginning balance	₩ 331,290	183,636	379,626	204,594
Provision	95,060	82,123	71,654	63,886
Reversal	—	(380)	—	(144)
Write-off/reimbursement	(51,811)	(65,921)	(63,714)	(76,069)
Changes in consolidation scope	—	—	(467)	(1,553)
Others	5,087	5,136	(70)	303
Ending balance	₩ 379,626	204,594	387,029	191,017

Schedule of Other Receivables	Details of other receivables as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Loans	₩ 42,413	61,915
Receivables[1]	2,913,728	2,458,065
Accrued income	40,950	47,802
Refundable deposits	264,054	241,287
Loans receivable	1,209,887	1,753,505
Finance lease receivables	202,372	245,055
Others	53,656	46,033
Less: Provision for impairment	(204,594)	(191,017)
Total	₩ 4,522,466	4,662,645
1As of December 31, 2025, credit sales asset of ₩1,550,049 million (December 31, 2024: ₩1,970,895 million) held by BC Card Co., Ltd. are included.